Trade payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade payables
Schedule of trade payables

	At December 31,
	2023	2022
Non-current
Trade payable with suppliers	2,617	3,307
	2,617	3,307
Current
Trade payables with suppliers	107,502	118,349
Trade payables with related parties (Note 27)	5,266	5,753
	112,768	124,102